UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               -----------------

Check here if Amendment [  ];        Amendment Number: ___
 This Amendment (Check only one.):   [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SHAPIRO CAPITAL MANAGEMENT COMPANY INC.
           ---------------------------------------
Address:   3060 PEACHTREE ROAD, NW SUITE 1555
           ----------------------------------
           ATLANTA GA  30066
           --------------------

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  SAM SHAPIOR
       ------------------------
Title: PRESIDENT
       ------------------------
Phone: 404-842-9600
       ------------------------

Signature, Place, and Date of Signing:

_______________________        _______________               ___________________

    [Signature]                [City, State]                        [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number             Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0
                                                 ------------

Form 13F Information Table Entry Total:              36
                                                 ------------

Form 13F Information Table Value Total:          $1,055,764
                                                 ------------
                                                 (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                        Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]

                                    FORM 13F
                                                                                                              ----------------------
                                                                                                                   (SEC USE ONLY)
Page 1 of 2 Name of Reporting Manager : Shapiro Capital Management Company, Inc
------------------------------------------------------------------------------------------------------------------------------------
                                                    Item 3:            Item 4:     Item 5:     Item 6      Item 7       Item 8
    Item 1:                         Item 2:          CUSIP                Fair   Shares of   Investment   Manager's     Voting
                                                                                             Discretion           Authority (shares)
                                                                                             -------------------------------------
Name of Issuer                   Title of Class     Number        Market Value   Principal                        (a) Sole
                                                                                  Amount   (a) Sole
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WestPoint Stevens Inc.                common       961238102          $339,938     138,750     a                        a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
American Annuity                      common       023833205          $397,528      15,800     a                        a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PanCanadian Energy Corporation        common       69831A107          $819,000      31,500     a                        a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Layne Christensen Company             common       521050104        $1,100,800     137,600     a                        a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Radiant Systems                       common       75025n102        $2,736,425     237,950     a                        a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Bull Run Corporation                  common       120182100        $3,194,104   4,043,170     a                        a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.              common       808655104        $5,497,821     229,650     a                        a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unisource Energy Corp Holding Co.     common       909205106        $8,032,704     441,600     a                        a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Sensient Technologies, Corp.          common       81725T100        $9,360,338     449,800     a                        a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Company            common       29255w100       $10,570,802     794,200     a                        a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp                   common       74955w307       $10,585,820     364,400     a                        a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Instinet Group Incorporated           common       457750107       $11,164,545   1,110,900     a                        a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Rehabcare Group Inc.                  common       759148109       $11,174,000     377,500     a                        a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Broadwing Inc.                        common       111620100       $15,600,425   1,642,150     a                        a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Gray Communications Systems,
   Inc. CL B                      Class B Common   389190208       $15,688,079   1,509,921     a                        a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AGL Resources                         common       001204106       $16,480,018     715,900     a                        a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
OGE Energy Corp.                      common       670837103       $17,435,832     755,452     a                        a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Borders Group Inc.                    common       099709107       $27,194,688   1,370,700     a                        a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Varian Inc.                           common       922206107       $32,512,990   1,002,250     a                        a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Veritas DGC Inc.                      common       92343p107       $38,685,350   2,091,100     a                        a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Tredegar Corporation                  common       894650100       $39,496,459   2,078,761     a                        a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Papa John's International, Inc.       common       698813102       $39,553,311   1,439,349     a                        a
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------            -----------------------------------------
Rayovac Corporation                   common       755081106       $40,571,960   2,305,225     a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                  $358,192,937
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Adolph Coors Class B              Class B Common   217016104       $42,011,115      786,725     a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Pennzoil-Quaker State Company         common       709323109       $42,040,006    2,909,343     a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Journal Register Company              common       481138105       $45,134,482    2,145,175     a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Gartner, Inc. CL B                Class B Common   366651206       $51,011,856    4,554,630     a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Primedia, Inc.                        common       74157K101       $51,765,592   11,900,136     a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CNA Surety Corporation                common       12612L108       $52,769,146    3,404,461     a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Wabtec Corporation                    common       929740108       $53,661,296    4,362,707     a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.                 common       737464107       $53,847,648    1,516,408     a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Walter Industries, Inc.               common       93317Q105       $55,976,662    4,949,307     a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.                common       72813P100       $59,682,987    6,121,332     a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Tom Brown Inc.                        common       115660201       $61,363,722    2,271,889     a                       a
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Ralcorp Holdings                      common       751028101       $62,875,345    2,769,839     a                       a
------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Zales Corporation                     common       988858106       $65,431,218    1,562,350     a
----------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                     Total                                      $1,055,764,012   49,254,302
------------------------------------------------------------------------------------------------------------------------------------
                      36                                        $1,055,764,012
